Mineral properties, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure Of Exploration And Evaluation Asset [Abstract]
Mineral properties, plant and equipment [Text Block]

10. Mineral properties, plant and equipment

		Exploration	Plant,
		and	buildings	Right-of-	Assets
	Mineral	evaluation	and	use	under	Corporate
	properties	assets	equipment	assets	construction	assets	Total
	$	$	$	$	$	$	$
Cost
As at January 1, 2024	-	-	-	623	-	496	1,119
Acquired under the Acquisition (note 6)	12,421	3,964	180,817	19,176	28,206	-	244,584
Additions	67,060	-	-	27,816	5,658	19	100,553
Change in asset retirement provisions (note 15(b))	10,628	-	-	-	-	-	10,628
Transfers	17,895	-	14,185	-	(32,080)	-	-
As at December 31, 2024	108,004	3,964	195,002	47,615	1,784	515	356,884
Additions	106,197	-	1,260	11,157	8,818	76	127,508
Change in asset retirement provisions (note 15(b))	6,992	‐	‐	‐	‐	‐	6,992
Transfers	-	‐	8,677	‐	(8,677)	‐	‐
As at December 31, 2025	221,193	3,964	204,939	58,772	1,925	591	491,384

Accumulated depreciation and depletion
As at January 1, 2024	‐	‐	‐	(450)	‐	(444)	(894)
Depreciation and depletion expense	(9,970)	‐	(5,672)	(10,889)	‐	(30)	(26,561)
As at December 31, 2024	(9,970)	‐	(5,672)	(11,339)	‐	(474)	(27,455)
Depreciation and depletion expense	(50,099)	‐	(9,281)	(15,915)	‐	(25)	(75,320)
As at December 31, 2025	(60,069)	-	(14,953)	(27,254)	-	(499)	(102,775)

Net book value:
As at December 31, 2024	98,034	3,964	189,330	36,276	1,784	41	329,429
As at December 31, 2025	161,124	3,964	189,986	31,518	1,925	92	388,609

Additions to mineral interests include capitalized stripping costs at the Abore and Esaase deposits of $50.7 million and $33.2 million of pre-stripping costs at the Nkran deposit during the year ended December 31, 2025 (year ended December 31, 2024 - $58.9 million of capitalized stripping costs at Abore).

Depreciation and depletion expense included $62.9 million recognized in the Statement of Operations and Comprehensive (Loss) Income for the year ended December 31, 2025, and included a credit of $12.4 million to depreciation expense, which was capitalized to inventories (year ended December 31, 2024 - credit of $2.8 million to depreciation expense, which was capitalized to inventories).

Refer to note 22 for depreciation expense on corporate fixed assets, which is recorded within general and administrative expenses.

Refer to note 12 for details of the revolving credit facility, which is secured by a first priority charge against AGGL’s assets, including mineral properties, plant and equipment.